Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 9 – Stockholders’ Equity

On July 14, 2015, the Company filed a Certificate of Amendment (the “Amendment”) with the Secretary of State of the State of Nevada to effect a reverse stock split of its outstanding shares of common stock and preferred stock at a ratio of 1 for 60 (the “Stock Split”), which Amendment became effective on July 17, 2015. Unless otherwise noted, all references herein to the number of common shares, price per common share or weighted average number of common shares outstanding have been adjusted to reflect this reverse stock split on a retroactive basis.

Common Stock

During the six months ended June 30, 2015, we had the following issuances of common stock:

In April 2015, the Company sold to an accredited investor 13,333 common shares and 3,333 warrants for cash for a total consideration of $100,000. That warrants have a strike price of $15.00 per share and a cashless exercise provision for a period of three (3) years from closing. In the event Company shall reach a minimum total market capitalization of $100,000,000 on a major U.S. stock exchange, and maintain such minimum for five (5) consecutive trading days, then the investor shall also receive a grant of 1,667 additional common shares.

In April 2015, the Company sold 100,000 shares of its common stock to 5 accredited investors for an aggregate of $750,000. In addition to the common stock the investors received 40,000 three year warrants with a strike price of $15.00.

On May 6, 2015, the Company issued 53,333 and 40,422 shares of the Company’s common stock to Adriaan Reinders and Marion Freijsen respectively to convert certain indebtedness aggregating to $703,167 of the Company related party liabilities. In addition to the common stock the investors received 23,439 three year warrants with a strike price of $15.00.

In addition, the Company had the following transactions related to common stock:

-	the Company issued 16,052 shares of common stock for cash proceeds of $133,075.

-	the Company issued 109,850 shares of common stock to convert $666,100 of convertible debt.

-	the Company issued 71,850 shares of common stock to convert payables valued at $547,778.

-	the Company issued 20,033 shares of common stock to convert liabilities valued at $973,325.

-	the Company issued 184,491 shares of common stock for services with a fair value of $1,370,492.

-	the Company issued 357,143 shares of common stock related to the acquisition of RocketHub valued at $1,714,286.

-	the Company issued 1,667 shares of common stock for cash proceeds of $14,060 from the exercise of warrants.

-	the Company issued 93,756 shares of common stock to convert related party payables valued of $703,167.

Stock Options

During the six months ended June 30, 2015, the Company recognized $7,946 of stock option expense related to options granted in prior periods. As of June 30, 2015, there are 63,792 options outstanding with a weighted average exercise price of $34.20 and an expected life of one (1) year.

Warrants

During the six months ended June 30, 2015, the Company issued 127,147 warrants. As of June 30, 2015 there were 127,147 warrants outstanding with an aggregate exercise price of $1,607,203.

Note 10. Stockholders’ Equity

The Company’s Amended and Restated Articles of Incorporation were amended on September 20, 2013 to increase the authorized $0.001 par value common stock from 100,000,000 to 175,000,000 shares.

The Company also on September 20, 2013 amended its Articles of Incorporation to increase the authorized $0.001 par value Preferred Stock from 10,000,000 to 20,000,000 shares, there currently are 41,666 outstanding. The preferred stock has certain preferences over the common stock holders including the right to vote 25 votes per preferred share.

Common Stock

During the years ended December 31, 2014:

·	the Company issued 24,642 shares of common stock for cash proceeds of $663,730.

·	the Company issued 150,316 shares of common stock to convert $2,303,082 of convertible debt and accrued interest.

·	the Company issued 12,794 shares of common stock as an enticement to enter into a transaction to lend money to the Company, resulting in a debt discount and interest of $620,246.

·	the Company issued 42,453 shares of common stock in connection with the extinguishment of debt totaling $472,028.

·	the Company issued 831,360 shares of common stock for related acquisitions.

·	The Company issued 176,218 shares of common stock for services with a fair value of $4,743,660.

·	The Company has outstanding subscription receivables of $168,000 resulting from the acquisition of ELEQT.

During the year ended December 31, 2013:

·	the Company issued 173 shares of common stock for cash proceeds of $167,002.

·	the Company issued 10,215 shares of common stock to convert 532,564 of convertible debt.

·	the Company issued 1,257 shares of common stock as an enticement to enter into a transaction to lend money to the Company, resulting in a debt discount of $1,050,453.

·	the Company issued 50 shares of common stock in connection with the loss on extinguishment of debt totaling $1,014,059.

·	the Company exchanged 891,101 shares of common stock in the merger of Standard Drilling.

·	the Company issued 61,442 shares of common stock for the acquisition of MCC International.

·	The Company issued 11,084 shares of common stock for services with a fair value of $1,195,788.

Employee Stock Options

In September 2011, the Company adopted the 2010 Stock Option Plan pursuant to which stock options to acquire 170,481 shares of the Company’s common stock were available for issuance. The Company subsequently reduced the plan by 106,688 on November 12, 2012 to 63,792 of common stock available for issuance. Under the Plan, non-statutory stock options and stock purchase rights may be granted to employees and consultants. Incentive stock options may be granted only to employees.

The Company also issued 63,792 options to purchase common shares to employees. These options had terms of 4 to 5 years; exercise prices of $31.80-$35.40, and had vesting dates from immediately to October 1, 2011. The options were valued using the Black-Scholes pricing model. Significant assumptions used in the valuation include the following:

Expected term: 3.25-3.75 years

Expected volatility: 173.31% - 173.49%

Risk free interest rate: 0.85% - 4.16%

Expected dividend yield: 0%

The grant date fair value of the options was determined to be $2,574,788. During the twelve months ended December 31, 2014 and 2013, stock option expense related to the options totaled $135,738 and $78,200, respectively.

	Options	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding as of December 31, 2012	89,504	$33.6	3.7
Granted	—	—	—
Exercised	—	—	—
Expired/Cancelled	(25,712)	31.80	—
Outstanding as of December 31, 2013	63,792	$34.20	2.7
Granted	—	—	—
Exercised	—	—	—
Expired/Cancelled	—	—	—
Outstanding as of December 31, 2014	63,792	$34.20	1.7

During the years ended December 31, 2014 and 2013, the Company recognized a net benefit of $0 and $145,455, respectively due to the forfeiture of options of terminated employees and an expense of $135,738 and $41,165, respectively, for stock option expense related to options granted in prior periods.